Note 12 - Mezzanine Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity, Carrying Amount, Attributable to Parent	$ 13,517	$ 13,517
Series E Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares (in shares)	0
Preferred Stock, Convertible, Conversion Price (in dollars per share)	$ 1.30
Temporary Equity, Shares Outstanding (in shares)	11,264	11,264
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	8,664,615
Temporary Equity, Carrying Amount, Attributable to Parent	$ 13,517	$ 13,517
Preferred Stock, Shares Issued, Total (in shares)	0